INSTITUTIONAL SHARES | KP SMALL CAP EQUITY FUND
KP SMALL CAP EQUITY FUND
INVESTMENT OBJECTIVE
The KP Small Cap Equity Fund (the “Fund”) seeks long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES KP SMALL CAP EQUITY FUND
Management Fees		0.47%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		0.54%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL SHARES KP SMALL CAP EQUITY FUND	55	173

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. For purposes of the Fund's 80% policy, equity securities consist of common stocks and derivatives with economic characteristics similar to equity securities. Callan Associates Inc. (the “Adviser”), the Fund's investment adviser, considers small capitalization companies generally to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Index. As of March 31, 2014, the market capitalization of companies included in the Russell 2000 Index ranged from $18 million to $10.62 billion. The Russell 2000 Index is reconstituted annually.

The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's investment objective, the Adviser considers “long-term capital appreciation” to be capital appreciation over a period of greater than five years. The Fund principally invests in securities issued by domestic issuers.

The Fund uses a “multi-manager” approach, whereby the Adviser allocates the Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a “Sub-strategy”). The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the five Sub-strategies is described below:

PASSIVE SMALL CAP EQUITY: SSgA Funds Management, Inc. (“SSgA FM”) manages the portion of the Fund's assets allocated to the Passive Small Cap Equity Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Russell 2000 Index. The Russell 2000 Index is a free float-adjusted capitalization-weighted index comprised of approximately 2000 equity securities issued by small companies based primarily in the U.S. As of March 31, 2014, the market capitalization of companies included in the Russell 2000 Index ranged from $18 million to $10.62 billion. The Russell 2000 Index is reconstituted annually.

Under normal circumstances, SSgA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities of companies included in the Russell 2000 Index and futures contracts that are designed to track the Russell 2000 Index.

SSgA FM seeks to replicate the returns of the Russell 2000 Index by investing in the constituent securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSgA FM may purchase a sample of stocks in the Russell 2000 Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Russell 2000 Index.

SSgA FM may sell stocks that are represented in the Russell 2000 Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

SSgA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Russell 2000 Index. SSgA FM might do so in order to increase the Fund's investment exposure pending investment of cash in the stocks comprising the Russell 2000 Index. Alternatively, SSgA FM might use futures to reduce its investment exposure to the Russell 2000 Index in situations where it intends to sell a portion of the stocks in the Fund's portfolio but the sale has not yet been completed.

ACTIVE SMALL/SMID CAP GROWTH: Columbus Circle Investors (“CCI”) manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Growth Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2500 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2500 Growth Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization and mid-capitalization Growth-oriented U.S. companies. As of March 31, 2014, the market capitalization of companies included in the Russell 2500 Growth Index ranged from $61 million to $13.36 billion. The Russell 2500 Growth Index is reconstituted annually.

Under normal circumstances, CCI will seek to invest the Sub-strategy's assets in common stocks of companies within the market capitalization range of the Russell 2500 Growth Index. CCI targets small to mid-sized businesses providing new technologies, products or services.

CCI's Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI focuses its research on finding Positive Momentum & Positive Surprise, that is, companies that exceed investors' expectations. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet its criteria of Positive Momentum & Positive Surprise. Companies whose stocks are experiencing Positive Momentum & Positive Surprise are considered attractive for purchase, and companies falling short or in line with CCI's expectations are avoided or sold.

ACTIVE SMALL/SMID CAP VALUE: Walthausen & Co., LLC (“Walthausen”) manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Value Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2500 Value Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2500 Value Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization and mid-capitalization Value-oriented U.S. companies. As of March 31, 2014, the market capitalization of companies included in the Russell 2500 Value Index ranged from $18 million to $11.45 billion. The Russell 2500 Value Index is reconstituted annually.

Under normal circumstances, Walthausen will seek to invest the Sub-strategy's assets in the common stocks of small and mid-capitalization companies that Walthausen believes have the potential for capital appreciation.

The sub-strategy emphasizes a “Value” investment style, investing in companies that appear under-priced according to Walthausen's analysis of their financial measurements of worth or business prospects. Walthausen may sell a company's stock when the company reaches Walthausen's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when Walthausen determines that management of the company is not enhancing shareholder value.

ACTIVE SMALL CAP GROWTH: CastleArk Management, LLC (“CastleArk”) manages the portion of the Fund's assets allocated to the Active Small Cap Growth Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2000 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2000 Growth Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization growth-oriented U.S. companies. As of March 31, 2014, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $61 million to $10.62 billion. The Russell 2000 Growth Index is reconstituted annually.

Under normal circumstances, CastleArk will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that CastleArk believes have improving business fundamentals and accelerating earnings growth.

CastleArk believes earnings growth drives long-term stock prices, and that excess returns can be achieved by investing in companies with improving business fundamentals. CastleArk's investment strategy emphasizes three attributes: the direction of the change in a company's growth rate; actual improvements of a company's fundamentals; and a disciplined analysis focused on the magnitude and sustainability of the drivers of a company's fundamental improvement.

CastleArk's sell discipline derives from the belief that investment losses can be minimized by identifying potential performance detractors before they become fully reflected in the stock price. CastleArk's willingness to sell a stock when it identifies potential performance detractors is a key aspect of its risk management process.

ACTIVE SMALL CAP VALUE: DePrince Race & Zollo, Inc. (“DRZ”) manages the portion of the Fund's assets allocated to the Active Small Cap Value Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2000 Value Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2000 Value Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization Value-oriented U.S. companies. As of March 31, 2014, the market capitalization of companies included in the Russell 2000 Value Index ranged from $18 million to $10.62 billion. The Russell 2000 Value Index is reconstituted annually.

Under normal circumstances, DRZ will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that DRZ believes have the potential for growth and that appear to be trading below their perceived value.

DRZ generally employs a multi-step, bottom-up investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples, such as price-to-earnings, price-to-book and price-to-cash flow, to companies in the universe to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify a likely catalyst which it believes may lead to future price appreciation. Next, DRZ establishes relative price targets for those stocks that have identifiable catalysts. Finally, based on DRZ's relative price targets, stocks are considered for purchase when the expected upside is more than two times the downside. DRZ may engage in frequent and active trading of securities as a part of its principal investment strategy.

DRZ considers selling a security when its yield falls below a pre-determined limit, the relative valuation is no longer attractive, or the fundamentals of the company or economic sector in which it operates deteriorate.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

COMMON STOCK RISK -- The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

DERIVATIVES RISK -- The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

GROWTH INVESTING RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

INVESTMENT STYLE RISK -- The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

PORTFOLIO TURNOVER RISK -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

TRACKING ERROR RISK -- The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's and benchmark's investments and other factors.

VALUE INVESTING RISK -- If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund commenced operations on January 10, 2014, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.